Summary of Significant Accounting Policies Business Segments (Details Narrative) - OneMain Holdings, Inc. [Member]	12 Months Ended
Dec. 31, 2016 Integer
Number of business segments	3
Number of states with legacy operation where branch based personal lending ceased	14